Document and Entity Information	Feb. 19, 2020
Document And Entity Information [Abstract]
Entity Address, Address Line One	8111 Westchester Drive, Suite 400
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35653
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Document Period End Date	Feb. 19, 2020
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	SUNOCO LP
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001552275
Entity Emerging Growth Company	false
Trading Symbol	SUN
Security Exchange Name	NYSE
Entity Tax Identification Number	30-0740483
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225